ACCRUED INTEREST RECEIVABLE (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued interest receivable	$ 638	$ 1,371
Investment and Mortgage-Backed Securities [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued interest receivable	520	1,256
Loans Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued interest receivable	$ 118	$ 115